Fair values of major classes of identifiable assets acquired and liabilities assumed (Parenthetical) (Detail) (Unamortized Premium [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Unamortized Premium [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ 12,411